Non-current asset held for sale and discontinued operations	12 Months Ended
Dec. 31, 2024
DisclosureOfDiscontinuedOperationsAbstract [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]	D.36. Information related to Opella
In accordance with IFRS 5 (see Notes B.7. and D.1.), all assets of Opella and all liabilities directly related to those assets are classified as of December 31, 2024 within the line items Assets held for sale and Liabilities related to assets held for sale, respectively, in the consolidated balance sheet as of that date (see Note D.8.). An analysis of those line items is provided below:

(€ million)	2024
Assets
Property, plant and equipment owned	760
Right-of-use assets	116
Goodwill	7,255
Other intangible assets	2,928
Inventories	600
Accounts receivable	989
Other assets	841
Total assets held for sale	13,489
Liabilities
Llease liabilities	112
Non-current provisions and other non-current liabilities	204
Accounts payable	797
Current provisions and other current liabilities	570
Other liabilities	448
Total liabilities related to assets held for sale	2,131
In accordance with IFRS 5, the Opella held for sale asset group, and the related liabilities, have been measured at the lower of carrying amount and fair value less costs to sell. This valuation did not result in the recognition of any impairment.
The table below details the main items presented within Net income from discontinued operations:

(€ million)	2024	2023	2022
Net sales	5,031	4,884	4,781
Operating income	305	915	494
Income before tax and investments accounted for using the equity method	288	902	485
Income tax expense	(240)	(585)	(97)
Net income from discontinued operations (Opella)	64	338	401
Net income from the Opella discontinued operation was €274 million lower in 2024 than in 2023. This year-on-year change reflects in particular the acceleration in 2024 of the transformational project to create the standalone Opella entity - transaction costs incurred in 2024 in respect of the proposed Opella transfer - and changes in gains from asset divestments within the Opella scope between the two periods.
In addition, net income from the Opella discontinued operation for the year ended December 31, 2024 includes a net tax expense of €122 million relating to the tax cost of the legal restructuring of the Opella scope. For the year ended December 31, 2023, net income from the Opella discontinued operation includes a €365 million deferred tax liability recognized in respect of investments in consolidated entities in light of the proposed separation of the Opella business.
The table below presents basic and diluted earnings per share from discontinued operations (Opella, in accordance with IAS 33
(Earnings per Share):

(€ million)	2024	2023	2022
Net income from discontinued operations (Opella)	64	338	401
Average number of shares outstanding (million)	1,251.4	1,251.7	1,251.9
Average number of shares after dilution (million)	1,256.1	1,256.4	1,256.9
Basic earnings per share (in euros)	0.04	0.25	0.31
Diluted earnings per share (in euros)	0.04	0.25	0.31
Off balance sheet commitments relating to Opella operating activities break down as follows:

December 31, 2024		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Irrevocable purchase commitments	704	159	225	204	116
•given	705	160	225	204	116
•received	(1)	(1)
Research and development license agreements - commitments given	676	6	560	77	33
Total	1,380	165	785	281	149